TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Current	$ 2,459	$ 4,122	$ 2,627
Deferred	(5,023)	1,650	1,586
Taxes on income, as reported in the statements of income	$ (2,564)	$ 5,772	$ 4,213